Financial instruments and risk management (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) MXN-Rate	Dec. 31, 2016 MXN ($) MXN-Rate	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($) MXN-Rate	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) MXN-Rate	Dec. 31, 2016 USD ($) MXN-Rate	Dec. 31, 2015 USD ($) MXN-Rate
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 19,448,128	$ 17,990,254		$ 16,964,621
Provisions for doubtful debts related to outstanding balances of related party transaction	141,636	130,290		103,057
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	$ 618,481	570,546		563,012
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness		$ 3,189		5,601
Percentage of option premium to pay		80.00%					80.00%
Percentage of recovery of option premium		80.00%					80.00%
Percentage of recovery of additional option premium		10.00%					10.00%
Trading income (expense) on derivative financial instruments		$ 67,080	$ 3,250	$ 57,051	$ 3,315
Closing foreign exchange rate | MXN-Rate	19.66	20.64		17.21		19.66	20.64	17.21
Percentage of increase in foreign exchange	15.00%					15.00%
Percentage of decrease in foreign exchange	15.00%					15.00%
Sensitivity analysis for percentage increase in bushell price of corn and short ton price of soybeans	15.00%	15.00%	15.00%	15.00%	15.00%
Sensitivity analysis for percentage decrease in bushell price of corn and short ton price of soybeans	10.00%	10.00%	10.00%	10.00%	10.00%
Foreign Currency Increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	$ 25,971	$ 41,235		$ 0
Foreign Currency decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	43,493	47,639		10,575
Currency risk [member]
Disclosure of financial instruments and risk management [Line Items]
Assets (liabilities)	1,214,223	$ 0		0		$ 61,761	$ 0	$ 0
Agency of Services for Distribution and Development of Agricultural Markets [Member]
Disclosure of financial instruments and risk management [Line Items]
Percentage of option premium to pay		20.00%					20.00%
Investments held to maturity [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 64,629	$ 65,509		$ 52,572
Financial Guarantees Granted [Member]
Disclosure of financial instruments and risk management [Line Items]
Proportion of ownership interest in subsidiary	100.00%